Vessel Revenue and Voyage Expenses, Income Derived from Charters (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disaggregation by Revenue Source [Abstract]
Vessel revenues, net of commissions	$ 45,030	$ 62,513
Time Charters [Member]
Disaggregation by Revenue Source [Abstract]
Vessel revenues, net of commissions	$ 45,030	$ 62,513